Property, Plant and Equipment, Net of Accumulated Depreciation (Detail) (USD $) In Millions, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	$ 621.1	$ 724.9	$ 789.9
Taiwan [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net		208.9	234.5
Italy [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net		140.9	162.2
Korea [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net		125.8	128.3
Malaysia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net		98.6	135.6
Japan [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net		87.3	115.4
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net		63.3	13.8
Other Foreign Countries [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net		$ 0.1	$ 0.1